Disclosure of new standards adopted, impact summary consolidated cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Profit for the year	$ 85,416	$ 139,692
Tax expense	85,421	33,219
Depreciation and amortization	333,144	297,825
Net finance expense	143,550	166,593
Change in deferred revenue related to stream	(93,382)	(88,744)
Gain on investments at FVTPL		(3,511)
Loss on available-for-sale investments	3,798	0
Other and foreign exchange	$ (8,571)	4,310
As previously reported [Member]
Statements [Line Items]
Profit for the year		163,899
Tax expense		34,829
Depreciation and amortization		293,235
Net finance expense		100,179
Change in deferred revenue related to stream		(48,958)
Gain on investments at FVTPL		0
Loss on available-for-sale investments		1,970
Other and foreign exchange		4,230
Adjustments due to IFRS 9 [Member]
Statements [Line Items]
Profit for the year		5,401
Tax expense		0
Depreciation and amortization		0
Net finance expense		0
Change in deferred revenue related to stream		0
Gain on investments at FVTPL		(3,511)
Loss on available-for-sale investments		(1,970)
Other and foreign exchange		80
Adjustments due to IFRS 15 [Member]
Statements [Line Items]
Profit for the year		(29,608)
Tax expense		(1,610)
Depreciation and amortization		4,590
Net finance expense		66,414
Change in deferred revenue related to stream		(39,786)
Gain on investments at FVTPL		0
Loss on available-for-sale investments		0
Other and foreign exchange		$ 0